Description of Business	9 Months Ended
Sep. 30, 2023
Description of Business [Abstract]
Description of Business
(1)
Description of Business

Organization

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of companies, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company also manages and provides administrative support to the third-party owners’ (the “Container Investors”) container fleets.

The Company conducts its business activities in three main segments: Container Ownership, Container Management and Container Resale (see Note 9 “Segment Information”).

Merger Agreement with Typewriter Parent Ltd.

On October 22, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Typewriter Parent Ltd., an exempted company incorporated under the Companies Act (2023 Revision) (as amended) of the Cayman Islands (“Parent”) and Typewriter Merger Sub Ltd., an exempted company limited by shares incorporated under the laws of Bermuda and a subsidiary of Parent (“Merger Sub”). Parent and Merger Sub are entities affiliated with Stonepeak, an investment firm specializing in infrastructure and real assets. Under the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into the Company (the “Merger”), with the Company as the surviving company (the “Surviving Company”).

Pursuant to the terms of the Merger Agreement,

1.
at the effective time of the proposed Merger (the “Effective Time”), each common share of the Company issued and outstanding immediately prior to the Effective Time (other than (A) common shares owned by the Company or any of its wholly owned subsidiaries, (B) common shares owned by Parent, Merger Sub or any of their wholly owned subsidiaries, (C) common shares contributed to Parent pursuant to any rollover agreement entered into by Parent and the rollover investors and (D) any dissenting common shares), will be canceled and automatically converted into the right to receive $50.00 per common share in cash (“Per Share Merger Consideration”), or, in the case of holders of shares on the Johannesburg Stock Exchange (“JSE”), the Rand equivalent of the Per Share Merger Consideration at the USD/Rand exchange rate,
2.
at the Effective Time, each outstanding option to purchase common shares granted under the Company’s share plan immediately prior to the Effective Time (whether or not vested) (the “Company Option”) will automatically and without any required action on the part of the holder thereof, be cancelled and converted into the right to receive an amount in cash, without interest, equal to the product obtained by multiplying (x) the number of shares subject to such Company Option that is outstanding immediately prior to the Effective Time, by (y) the amount by which the Per Share Merger Consideration exceeds the per-share exercise price of the Company Option, less applicable Taxes required to be withheld with respect to such payment. For clarity, any Company Option that is issued and outstanding immediately prior to the Effective Time with a per-share exercise price that is greater than or equal to the Per Share Merger Consideration shall be cancelled at the Effective Time without payment or other consideration therefor,
3.
at the Effective Time, each award of Company restricted stock units (“RSUs”) that is outstanding as of immediately prior to the Effective Time will be converted into the contingent right to receive an amount in cash, without interest, equal to the product obtained by multiplying (x) the number of Company RSUs subject to such award (with respect to any performance-based vesting requirements, assuming attainment of the maximum level of performance under the terms of the applicable award agreement) immediately prior to the Effective Time, by (y) the Per Share Merger Consideration plus any unpaid cash in respect of dividends equivalent rights accrued prior to the Effective Time with respect to such Company RSU (after giving effect to the maximum level of performance), less applicable Taxes required to be withheld with respect to such payment (the “Unvested Company RSU Consideration”). Subject to the RSU holder’s continued service with Parent and its Affiliates (including the Surviving Company and its Subsidiaries), the Unvested Company RSU Consideration will vest and become payable upon the earlier to occur of: (x) the satisfaction of the time-based vesting conditions (including any vesting acceleration provisions) that applied to the corresponding portion of the applicable unvested Company RSUs immediately prior to the Effective Time, and (y) the twelve month anniversary of the Effective Time (except that this clause (y) shall not apply with respect to RSUs granted after the date of the Merger Agreement, if any). The Unvested Company RSU Consideration will otherwise remain subject to the same terms and conditions that were applicable to the underlying Company RSUs immediately prior to the Effective Time, and

4.
at the Effective Time, each Series A and Series B cumulative redeemable perpetual preference share issued and outstanding immediately prior to the Effective Time will (A) automatically convert into a preference share of the Surviving Company and will be entitled to the same dividend and all other preferences and privileges, voting rights, relative, participating, optional and other special rights, and qualifications, limitations and restrictions set forth in the respective certificate of designations and will remain following the Effective Time in full force and effect as an obligation of the Surviving Company and (B) be redeemed by the Surviving Company in accordance with the respective certificate of designations, and each holder thereof will receive an amount equal to the amount to which such holder is entitled in accordance with the respective certificate of designations.

The proposed Merger is currently expected to close in the first quarter of 2024. However, the exact timing of completion of the proposed Merger cannot be predicted as the Merger is subject to the receipt of required regulatory approvals and other customary closing conditions, including approval by the Company’s shareholders. If the transaction is consummated, the Company will cease to be a publicly traded company and (i) the Company’s common shares will be delisted from the New York Stock Exchange (“NYSE”) and the JSE, and deregistered under the Exchange Act as promptly as practicable following Effective Time, but in any event no more than ten days thereafter, and (ii) the Company’s Series A and Series B cumulative redeemable perpetual preference shares will be delisted from the NYSE and deregistered under the Exchange Act within 120 days following the closing of the Merger until the redemption of such preference shares of the Surviving Company.

The Company has suspended its share repurchase program and no share repurchases will be made during the pendency of the proposed Merger.